UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2010

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn Wilmington, Delaware August 11, 2010
Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 48
Form 13 F Information Table Value Total: 164,305

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      635     8033 SH       SOLE                     8033
AT&T Corp New                  COM              00206r102      566    23390 SH       SOLE                    23390
Abbott Laboratories            COM              002824100     4188    89520 SH       SOLE                    89520
Agilent Technologies Inc       COM              00846U101     4072   143230 SH       SOLE                   143230
Alliant Energy Corp            COM              018802108     1031    32475 SH       SOLE                    32475
Barrick Gold Corp              COM              067901108     3724    82000 SH       SOLE                    82000
Berkshire Hathaway Inc - Class COM              084670702      442     5550 SH       SOLE                     5550
Berkshire Hathaway Inc-CL A    COM              084670108      240        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108     8072   323669 SH       SOLE                   323669
CVS/Caremark Corp              COM              126650100     3881   132375 SH       SOLE                   132375
Central Fund Canada CL A       COM              153501101     5560   368965 SH       SOLE                   368965
Central Gold Trust             COM              153546106     5062   104705 SH       SOLE                   104705
Chubb Corporation              COM              171232101      221     4424 SH       SOLE                     4424
Coca-Cola Co                   COM              191216100      466     9305 SH       SOLE                     9305
ConocoPhillips                 COM              20825C104     1531    31196 SH       SOLE                    31196
DuPont E I de Nemours & Co     COM              263534109     2128    61526 SH       SOLE                    61526
Emerson Electric Co            COM              291011104      310     7085 SH       SOLE                     7085
Exxon Mobil Corporation        COM              30231G102     1076    18852 SH       SOLE                    18852
Fluor Corp                     COM              343412102     2851    67080 SH       SOLE                    67080
Foster Wheeler AG              COM              H27178104     2201   104500 SH       SOLE                   104500
General Electric Co            COM              369604103     2398   166273 SH       SOLE                   166273
Goodyear Tire & Rubber Co      COM              382550101     2634   265000 SH       SOLE                   265000
Helmerich & Payne              COM              423452101     3947   108075 SH       SOLE                   108075
Hewlett Packard Co             COM              428236103    31892   736874 SH       SOLE                   736874
Intel Corp                     COM              458140100      558    28714 SH       SOLE                    28714
International Business Machine COM              459200101     6441    52160 SH       SOLE                    52160
Johnson & Johnson              COM              478160104      713    12071 SH       SOLE                    12071
Lilly Eli & Co                 COM              532457108     3569   106545 SH       SOLE                   106545
Market Vectors Agribusiness    COM              57060u605     4500   124205 SH       SOLE                   124205
Merck & Co. Inc                COM              58933Y105      493    14097 SH       SOLE                    14097
Millipore Corp                 COM              601073109      213     2000 SH       SOLE                     2000
NSTAR                          COM              67019E107     4039   115390 SH       SOLE                   115390
National Penn Bancshares Inc   COM              637138108      140    23329 SH       SOLE                    23329
Newmont Mining Corp            COM              651639106     8283   134152 SH       SOLE                   134152
Northrop Grumman Corp          COM              666807102     4266    78360 SH       SOLE                    78360
Penn West Energy Trust         COM              707885109     7235   380375 SH       SOLE                   380375
Procter & Gamble Co            COM              742718109     1032    17198 SH       SOLE                    17198
Southern Co                    COM              842587107      359    10790 SH       SOLE                    10790
TECO Energy Inc                COM              872375100     6104   405070 SH       SOLE                   405070
Travelers Cos Inc              COM              89417E109     5575   113190 SH       SOLE                   113190
Union Pacific Corp             COM              907818108      263     3780 SH       SOLE                     3780
Verigy Ltd                     COM              y93691106      168    19282 SH       SOLE                    19282
Verizon Communications         COM              92343V104     6366   227194 SH       SOLE                   227194
Wal-Mart Stores Inc            COM              931142103      332     6905 SH       SOLE                     6905
Wilmington Trust Corporation   COM              971807102      212    19100 SH       SOLE                    19100
Windstream Corporation         COM              97381W104     7514   711525 SH       SOLE                   711525
Xcel Energy Inc                COM              98389B100     6386   309860 SH       SOLE                   309860
Vanguard Utilities ETF                          92204a876      418 6976.0000SH       SOLE                6976.0000